Report of Independent Registered Public Accounting Firm

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the funds listed in Appendix I

In planning and performing our audits of the financial statements of the funds listed in Appendix I (thirty one of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of and for the periods indicated in Appendix I, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operations, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2024.

This report is intended solely for the information and use of the Board of Trustees of VanEck ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

New York, New York

February 26, 2025

Appendix I

VanEck Africa Index ETF

VanEck Agribusiness ETF

VanEck Brazil Small-Cap ETF

VanEck ChiNext ETF

VanEck CLO ETF

VanEck CMCI Commodity Strategy ETF

VanEck Digital India ETF

VanEck Green Metals ETF

VanEck Gold Miners ETF

VanEck Junior Gold Miners ETF

VanEck India Growth Leaders ETF

VanEck Indonesia Index ETF

VanEck Israel ETF

VanEck Low Carbon Energy ETF

VanEck Natural Resources ETF

VanEck Office and Commercial REIT ETF

VanEck Oil Services ETF

VanEck Oil Refiners ETF

VanEck Rare Earth and Strategic Metals ETF

VanEck Russia ETF

VanEck Russia Small-Cap ETF

VanEck Steel ETF

VanEck Uranium and Nuclear ETF

VanEck Vietnam ETF

For the year ended December 31, 2024

VanEck BDC Income ETF

VanEck China Bond ETF

VanEck J.P. Morgan EM Local Currency Bond ETF

VanEck International High Yield Bond ETF

VanEck Mortgage REIT Income ETF

VanEck Preferred Securities ex Financials ETF

For the period May 1, 2024 through December 31, 2024
VanEck AA-BB CLO ETF	For the period September 25, 2024 (commencement of operations) through December 31, 2024